Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Summary of Revenue from Contracts with Customers Table
The following table summarizes revenue from contracts with customers:

thousands	Year Ended December 31, 2018
Revenue from customers
Service revenues – fee based	$1,905,728
Service revenues – product based	88,785
Product sales	310,895
Total revenue from customers	2,305,408
Revenue from other than customers
Net gains (losses) on commodity price swap agreements	(7,875)
Other	2,125
Total revenues and other	$2,299,658

Contract Assets and Liabilities Activity Tables
The following table summarizes the current period activity related to contract assets from contracts with customers:

thousands
Balance at December 31, 2017	$—
Cumulative effect of adopting Topic 606	5,950
Amounts transferred to Accounts receivable, net from contract assets recognized in the adoption effect	(4,952)
Additional estimated revenues recognized	30,519
Cumulative catch up adjustment for change in estimated consideration due to cost of service rate updates	16,104
Balance at December 31, 2018	$47,621

Contract assets at December 31, 2018
Other current assets	$5,399
Other assets	42,222
Total contract assets from contracts with customers	$47,621
The following table summarizes the current period activity related to contract liabilities from contracts with customers:

thousands
Balance at December 31, 2017	$—
Cumulative effect of adopting Topic 606	120,309
Cash received or receivable, excluding revenues recognized during the period	55,786
Assets received from customer	12,933
Revenues recognized during the period that were included in the adoption effect (1)	(21,556)
Cumulative catch up adjustment for change in estimated consideration due to cost of service rate updates	(21,848)
Balance at December 31, 2018	$145,624

Contract liabilities at December 31, 2018
Accrued liabilities	$16,235
Other liabilities	129,389
Total contract liabilities from contracts with customers	$145,624

(1)	Includes $(7.5) million from a performance obligation satisfied in a previous period related to the arbitration against SWEPI LP (see Note 14).

Expected Revenue Recognition from Satisfaction of Performance Obligations Table
Therefore, the following table represents only a portion of expected future revenues from existing contracts as most future revenues from customers are dependent on future variable customer volumes and, in some cases, variable commodity prices for those volumes.

thousands
2019	$674,609
2020	847,045
2021	894,706
2022	947,310
2023	913,099
Thereafter	4,565,428
Total	$8,842,197